Accrued Warranty Expenses (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Changes In Accrued Warranty Expenses

Changes in accrued warranty expenses for the years ended March 31, 2010, 2011 and 2012 were summarized as follows:

	Yen (Millions)
	2010	2011	2012
Balance at beginning of year	¥2,811	2,802	1,754
Acquisition of Verigy	—	—	209
Addition	3,364	2,653	3,432
Reduction	(3,372)	(3,693)	(3,269)
Translation adjustments	(1)	(8)	3

Balance at end of year	¥2,802	1,754	2,129